Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the Company's stock option activity and related information
A summary of stock option activity and related information is as follows:

	Options	Weighted Average Exercise Price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2017	2,071,616	$1.47	5.9
Granted	385,056	$15.04
Exercised	(227,114)	$1.90
Forfeited	(31,428)	$1.05
Outstanding at September 30, 2018	2,198,130	$3.80	6.8	$84,136
Exercisable at September 30, 2018	1,307,821	$1.58	5.4	$52,975

		Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2014	1,534,672	$1.77
Granted	49,235	2.07
Exercised	(21,545)	1.96
Forfeited	(21,199)	1.15
Outstanding at December 31, 2015	1,541,163	1.77
Granted	120,277	1.65
Exercised	(109,079)	1.74
Forfeited	(54,850)	1.87
Outstanding at December 31, 2016	1,497,511	1.76
Granted	721,763	0.94
Exercised	(127,122)	1.85
Forfeited	(20,536)	1.88
Outstanding at December 31, 2017	2,071,616	1.47
Exercisable at December 31, 2017	1,236,255	1.75

Schedule of stock compensation recognized, before taxes
Total stock-based compensation recognized, before taxes, during the three and nine months ended September 30, 2018 and 2017, is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
General and administrative	$326	$41	$592	$89
Sales and marketing	41	30	88	73
Research and development	5	10	16	27
Total stock-based compensation	$372	$81	$696	$189

	Year ended
	December 31
	2015	2016	2017
General and administrative	$147	$108	$116
Sales and marketing	99	90	84
Research and development	59	50	43
	$305	$248	$243

Summary of weighted average assumptions for fair value of options granted
The fair value of options granted to employees and non-employee directors during the nine months ended September 30, 2018 and 2017 was estimated as of the grant date using the Black-Scholes option pricing model using the following assumptions:

	Nine Months Ended
	September 30,
	2018	2017
Expected life (years)	5.50 - 6.25	5.75 - 6.25
Expected volatility	37.5 - 49.8%	39.9 - 41.5%
Risk-free interest rate	2.38 - 3.01%	1.88 - 2.32%
Dividend yield	0.0%	0.0%
Weighted average fair value	$7.43	$0.40

	Year ended December 31,
	2015	2016	2017
Expected life (years)	6.2	6.2	6.2
Expected volatility	38.6%	40.6%	39.1%
Risk-free interest rate	1.65 - 2.14%	1.27 - 2.25%	1.88 - 2.32%
Dividend yield	0.0%	0.0%	0.0%
Weighted average fair value	$0.86	$0.47	$0.40